Employee benefits - Defined Benefit Obligation Sensitivity Analysis (Details)	Dec. 31, 2018 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Effect on the post-employment benefit obligation with a 1% increase	€ (45,500,000)
Effect on the post-employment benefit obligation with a 1% decrease	59,800,000
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	37.8
Effect on the post-employment benefit obligation with a 1% decrease	(30.1)
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	14.5
Effect on the post-employment benefit obligation with a 1% decrease	(10.7)
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	38.7
Effect on the post-employment benefit obligation with a 1% decrease	€ (30.8)